19) Financial assets and liabilities at fair value through profit or loss (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Financial Assets [Abstract]
Brazilian government securities	[1]	R$ 215,945,004	R$ 200,835,878
Bank debt securities	[1]	10,668,517	14,984,397
Corporate debt and marketable equity securities	[1]	16,689,704	13,391,018
Mutual funds	[1]	6,516,477	5,518,833
Brazilian sovereign bonds	[1]	725,515	47,308
Foreign governments securities	[1]	626,079	471,153
Derivative financial instruments	[1]	24,815,393	14,511,190
Total	[1]	R$ 275,986,689	R$ 249,759,777

[1]	In 2020 and 2019, no reclassifications were made of Financial Assets at fair value through profit or loss for other categories of financial assets.